Stock Based Compensation (Rollforward Of UNBC's Restricted Stock Units Under Stock Bonus Plan) (Detail) (UNBC Stock Bonus Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Unit outstanding, Beginning of year	7,138,334	3,943,590
Activity during the year, Granted	4,890,970	4,934,845
Activity during the year, Vested	2,920,392	1,435,268
Activity during the year, Forfeited	251,028	304,833
Unit outstanding, End of year	8,857,884	7,138,334